Earnings Per Common Share Applicable to Common Shareholders of MUFG [Text Block]	12 Months Ended
Mar. 31, 2021
Earnings Per Share [Abstract]
Earnings Per Common Share Applicable to Common Shareholders of MUFG [Text Block]
22.	EARNINGS PER COMMON SHARE APPLICABLE TO COMMON SHAREHOLDERS OF MUFG
Reconciliations of net income and weighted average number of common shares outstanding used for the computation of basic EPS to the adjusted amounts for the computation of diluted EPS for the fiscal years ended March 31, 2019, 2020 and 2021 are as follows:

	2019	2020	2021
	(in millions)
Income (Numerator):
Net income attributable to Mitsubishi UFJ Financial Group	¥718,645	¥305,955	¥1,117,298

Effect of dilutive instruments:
Stock acquisition rights and restricted stock units—Morgan Stanley	(3,745)	(2,861)	(4,159)

Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group and assumed conversions	¥714,900	¥303,094	¥1,113,139

	2019	2020	2021
	(thousands of shares)
Shares (Denominator):
Weighted average common shares outstanding	13,058,698	12,912,790	12,859,737
Effect of dilutive instruments:
Stock acquisition rights and the common shares of MUFG under the Board Incentive Plan (1)	484	166	—

Weighted average common shares for diluted computation	13,059,182	12,912,956	12,859,737

	2019	2020	2021
	(in yen)
Earnings per common share applicable to common shareholders of Mitsubishi UFJ Financial Group:
Basic earnings per common share:
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	¥55.03	¥23.69	¥86.88

Diluted earnings per common share:
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group (1)	¥54.74	¥23.47	¥86.56

Note:
(1)	For the fiscal years ended March 31, 2019, 2020 and 2021, the performance-based plan under the Board Incentive Plan could potentially dilute earnings per common share but were no
t included in the computation of diluted earnings per common share due to their antidilutive effects.